Hilton Tactical Income Fund Expense Example - Hilton Tactical Income Fund	Aug. 31, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,783
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	$ 1,503